Restricted Cash	12 Months Ended
Mar. 31, 2020
Cash And Cash Equivalents Abstract
Restricted Cash

3. Restricted Cash

The Company has a restricted cash balance of $151,909 (2019 - $151,886) on deposit at a major financial institution in the United States. The funds relate to a contract for the sale of vehicles and will be returned to the Company within 30 days of acceptance of the vehicles by the customer.